Interests in associates and joint ventures - Summarized income statement information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of interests in associates and joint ventures [abstract]
Revenues	€ 15	€ 19	€ 41
Other operating income	18	35	99
External purchases and other operating expenses	€ (57)	(67)	€ (87)
Finance cost, net		€ 1